Stock Options and Warrants - Fair Value of the Warrant Liabilities - Additional Information (Detail) (USD $)	0 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 16, 2014	Jul. 24, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of warrant liability in excess of proceeds		$ 1,390,000		$ 1,390,000		$ 1,390,000	$ 1,390,000
Warrant liabilities		4,485,000					4,925,000
Change in fair value of warrant liability	1,271,000		0	27,000	1,894,000	27,000	(754,000)	38,000
Transaction financing costs							738,000
Other expense				2,096,000	1,537,000	2,103,000	2,933,000	18,000
Scenario, Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Other expense							2,882,000
Placement Agent Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Warrant Issued		115,000					115,000
Series A Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Warrant Issued		1,725,000					1,725,000
Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Warrant Issued		2,645,000					2,645,000
Change in fair value of warrant liability							$ 754,000